ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Jerash Holdings (US), Inc. (“Jerash Holdings”) is a corporation established under the laws of the State of Delaware on January 20, 2016. Jerash Holdings is a parent holding company with no operations.

Global Trend Investment Limited (“GTI”) was a limited company that was incorporated in the British Virgin Islands (“BVI”) on July 5, 2000, and was owned by two individuals and a BVI corporation, Merlotte Enterprise Limited, which was wholly owned by the Chairman of the Board of GTI and Jerash Garments and Fashions Manufacturing Company Limited (“Jerash Garments”). Previously, GTI was wholly-owned by Wealth Choice Limited (“WCL”), a BVI corporation, and the Chairman of the Board of Jerash Garments is also one of the beneficial owners of WCL and its subsidiaries. In September 2016, WCL transferred its ownership in GTI and its subsidiaries to Merlotte Enterprise Limited and an individual shareholder, and in October 2016, the individual shareholder transferred approximately 22% of its shares to another individual shareholder.

Jerash Garments is a wholly owned subsidiary of Jerash Holdings and was the wholly owned subsidiary of GTI prior to the Merger described below. Jerash Garments was established in Amman, the Hashemite Kingdom of Jordan (“Jordan”) as a limited liability company on November 26, 2000 with declared capital of 50,000 Jordanian Dinar (“JOD”) (approximately US $70,500).

Jerash for Industrial Embroidery Company (“Jerash Embroidery”) and Chinese Garments and Fashions Manufacturing Company Limited (“Chinese Garments”) were both incorporated in Amman, Jordan as limited liability companies on March 11, 2013 and June 13, 2013, respectively, with declared capital of JOD 50,000 each. Jerash Embroidery and Chinese Garments were initially established under the name of Jerash Garments’ nominated agent but were in fact controlled and fully funded by Jerash Garments. On January 1, 2015, the nominated agent entered into an equity transfer agreement with Jerash Garments, in which the nominated agent agreed to transfer 100% ownership interests of Jerash Embroidery and Chinese Garments to Jerash Garments (the “Equity Transfer”). Subsequent to the Equity Transfer, Jerash Embroidery and Chinese Garments became wholly owned subsidiaries of Jerash Garments. Jerash Garments, Jerash Embroidery and Chinese Garments were effectively controlled by the same controlling shareholders before and after the Equity Transfer. Thus, this transaction is considered a reorganization of entities under common control. The consolidations of Jerash Embroidery and Chinese Garments have been accounted for at their carrying amounts as of the beginning of the first period presented in the accompanying consolidated financial statements.

Victory Apparel (Jordan) Manufacturing Company Limited (“Victory Apparel”) was incorporated as a limited liability company in Amman, Jordan on September 18, 2005 with declared capital of JOD 50,000, as a wholly owned subsidiary of WCL. Jerash Garments is the sole user of the land, building and equipment being held by Victory Apparel and had a lease agreement with Victory Apparel related to the use of these assets before GTI and its subsidiaries were acquired by WCL in March 2012. The land and building were not registered in Victory Apparel’s name, and Jerash Garments continued to hold the land and building in its name in trust for Victory Apparel. The declaration of trust was never registered with the Land Registry of Jordan, and on June 30, 2016, Victory Apparel and Jerash Garments dissolved the sale agreement, resulting in the property and equipment being owned free and clear by Jerash Garments. Victory Apparel has no other operating activities of its own and WCL intends to dissolve the entity.

Although Jerash Garments does not own the equity interest of Victory Apparel, our chairman, chief executive officer, president, and significant shareholder, Mr. Choi, is also a director of Victory Apparel and controls all decision-making for Victory Apparel along with our other significant shareholder, Mr. Lee Kian Tjiauw, who has the ability to control Victory Apparel’s financial affairs. In addition, Victory Apparel's equity at risk is not sufficient to permit it to operate without additional subordinated financial support from Mr. Choi. Based on these facts, we concluded that Jerash Garments has effective control over Victory Apparel due to Mr. Choi’s roles at both organizations, and therefore, Victory Apparel is considered a Variable Interest Entity (“VIE”) under Accounting Standards Codification (“ASC”) 810-10-05-08A. Accordingly, Jerash Garments consolidates Victory Apparel’s operating results, assets and liabilities.

Treasure Success International Limited (“Treasure Success”) was incorporated on July 5, 2016 in Hong Kong, China, whose 100% equity interest was registered under the name of the Chairman of the Board of Jerash Garments, with the primary purpose to employ staff from China to support Jerash Garments' operations. On October 31, 2016, the Chairman of the Board of Jerash Garments transferred his 100% equity interest in Treasure Success to GTI. Treasure Success was inactive until October 2016. Treasure Success was consolidated as a VIE before October 31, 2016. The transfer was accounted for as a transfer between entities under common control.

On May 11, 2017, the shareholders of GTI contributed 100% of their outstanding capital stock in GTI to Jerash Holdings in exchange for an aggregate of 8,787,500 shares of common stock of Jerash Holdings. Immediately prior to this transaction, Jerash Holdings had 712,500 shares of common stock outstanding with a par value of $0.001 per share. Immediately following this transaction, GTI merged with and into Jerash Holdings, with Jerash Holdings being the surviving entity, as a result of which Jerash Holdings became the direct parent of GTI’s wholly owned subsidiaries, Jerash Garments, including its wholly owned subsidiaries, and Treasure Success. The transactions described above are collectively referred to as the “Merger.”

The Merger was accounted for as a reverse recapitalization. Under reverse capitalization accounting, GTI is recognized as the accounting acquirer, and Jerash Holdings is the legal acquirer or accounting acquiree. As such, following the Merger, the historical financial statements of GTI and its subsidiaries are treated as the historical financial statements of the combined company.

Consequently, the consolidated financial statements of Jerash Holdings reflect the operations of the accounting acquirer and a recapitalization of the equity of the accounting acquirer.

Jerash Holdings, its subsidiaries and VIE (herein collectively referred to as the “Company”) are engaged in manufacturing customized ready-made outerwear from knitted fabric and exporting produced apparel for large brand-name retailers. The Company is diversifying its range of products to include additional pieces such as trousers and urban styling outerwear and different types of natural and synthetic materials. The Company is also expanding its workforce in Jordan with workers from other countries, including Bangladesh, Sri Lanka, India, Myanmar and Nepal.

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Jerash Holdings (US), Inc. (“Jerash Holdings”) is a corporation established under the laws of the State of Delaware on January 20, 2016. Jerash Holdings is a parent holding company with no operations.

Global Trend Investment Limited (“GTI”) is a limited company that was incorporated in the British Virgin Islands (“BVI”) on July 5, 2000, and is owned by two individuals and a BVI corporation, Merlotte Enterprise Limited, which is wholly owned by the Chairman of the Board of GTI and Jerash Garments and Fashions Manufacturing Company Limited (“Jerash Garments”). Wealth Choice Limited (“WCL”), a BVI corporation, was the former sole shareholder of GTI and the Chairman of the Board of Jerash Garments is also one of the ultimate shareholders of WCL and its subsidiaries. In September 2016, WCL transferred its ownership in GTI and its subsidiaries to Merlotte Enterprise Limited and an individual shareholder, and in October 2016, the individual shareholder transferred approximately 22% of its shares to another individual shareholder.

Jerash Garments is a wholly owned subsidiary of Jerash Holdings and was the wholly owned subsidiary of GTI prior to the Merger described below. Jerash Garments was established in Amman, the Hashemite Kingdom of Jordan (“Jordan”) as a limited liability company on November 26, 2000 with declared capital of 50,000 Jordanian Dinar (“JOD”) (approximately US$70,500).

Jerash for Industrial Embroidery Company (“Jerash Embroidery”) and Chinese Garments and Fashions Manufacturing Company Limited (“Chinese Garments”) were both incorporated in Amman, Jordan as limited liability companies on March 11, 2013 and June 13, 2013, respectively, with declared capital of JOD 50,000 each. Jerash Embroidery and Chinese Garments were initially established under the name of Jerash Garments’ nominated agent but were in fact controlled and fully funded by Jerash Garments. On January 1, 2015, the nominated agent entered into an equity transfer agreement with Jerash Garments, in which the nominated agent agreed to transfer 100% ownership interests of Jerash Embroidery and Chinese Garments to Jerash Garments (the “Equity Transfer”). Subsequent to the Equity Transfer, Jerash Embroidery and Chinese Garments became wholly owned subsidiaries of Jerash Garments. Jerash Garments, Jerash Embroidery and Chinese Garments were effectively controlled by the same Controlling Shareholders before and after the Equity Transfer. Thus, this transaction is considered as reorganization of entities under common control. The consolidations of Jerash Embroidery and Chinese Garments have been accounted for at their carrying amounts as of the beginning of the first period presented in the accompanying consolidated financial statements.

Victory Apparel (Jordan) Manufacturing Company Limited (“Victory Apparel”) was incorporated as a limited liability company in Amman, Jordan on September 18, 2005 with declared capital of JOD 50,000, as a wholly owned subsidiary of WCL. Jerash Garments is the sole user of the land, building and equipment being held by Victory Apparel and had a lease agreement with Victory Apparel related to the use of these assets before GTI and its subsidiaries were acquired by WCL in March 2012. The land and building was not registered in Victory Apparel’s name, and Jerash Garments continued to hold the land and building in its name in trust for Victory Apparel. The declaration of trust was never registered with the Land Registry of Jordan, and on June 30, 2016, Victory Apparel and Jerash Garments dissolved the sale agreement, resulting in the property and equipment being owned free and clear by Jerash Garments. Victory Apparel has no other operating activities of its own.

Although Jerash Garments doesn’t own the equity interest of Victory Apparel, the Board of Directors of Jerash Garments controls all decision-makings for Victory Apparel and has the ability to control Victory Apparel’s financial affairs. In addition, Victory Apparel's equity at risk is not sufficient to permit it to operate without additional subordinated financial support from Jerash Garments. Based on these facts, Jerash Garments has effective control over Victory Apparel and Victory Apparel should be considered a Variable Interest Entity (“VIE”) under Accounting Standards Codification (“ASC”) 810-10-05-08A. Accordingly, Jerash Garments consolidates Victory Apparel’s operating results, assets and liabilities.

Treasure Success International Limited (“Treasure Success”) was incorporated on July 5, 2016 in Hong Kong, China, whose 100% equity interest is registered under the name of the Chairman of the Board of Jerash Garments, with the primary purpose to employ staff from China to support Jerash Garments' operations. On October 31, 2016, the Chairman of the Board of Jerash Garments transferred his 100% equity interest of Treasure Success to GTI. Treasure Success was inactive until October 2016. Treasure Success was consolidated as a VIE before October 31, 2016. The transfer was accounted for as a transfer between entities under common control.

On May 11, 2017, the shareholders of GTI contributed 100% of their outstanding capital stock in GTI to Jerash Holdings in exchange for an aggregate of 8,787,500 shares of common stock of Jerash Holdings. Immediately prior to this transaction, Jerash Holdings had 712,500 shares of common stock outstanding with a par value of $0.001 per share. Immediately following this transaction, GTI merged with and into Jerash Holdings, with Jerash Holdings being the surviving entity, as a result of which Jerash Holdings became the direct parent of GTI’s wholly owned subsidiaries, Jerash Garments, including its wholly owned subsidiaries, and Treasure Success. The transactions described above are collectively referred to as the “Merger”.

The Merger was accounted for as a reverse recapitalization. Under reverse capitalization accounting, GTI is recognized as the accounting acquirer, and Jerash Holdings is the legal acquirer or accounting acquiree. As such, following the Merger, the historical financial statements of GTI and its subsidiaries are treated as the historical financial statements of the combined company.

Consequently, the consolidated financial statements of Jerash Holdings reflect the operations of the accounting acquirer and a recapitalization of the equity of the accounting acquirer. These consolidated financial statements include the accounts of GTI, its subsidiaries and its VIE, Victory Apparel since inception.

Jerash Holdings, GTI, its subsidiaries and VIE (herein collectively referred to as the “Company”) are engaged in manufacturing and exporting customized ready-made apparel for large brand-name retailers.